Exhibit 99
Ford Credit Auto Owner Trust 2009-B
Monthly Investor Report

Collection Period	December 2009
Payment Date	1/15/2010
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff Date
Initial Pool Balance	$2,308,504,668.66	114,709	57.4 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$560,000,000.00	0.98795%	June 15, 2010
Class A-2 Notes	$341,000,000.00	2.100%	November 15, 2011
Class A-3 Notes	$747,000,000.00	2.790%	August 15, 2013
Class A-4 Notes	$287,300,000.00	4.500%	July 15, 2014

Total	$1,935,300,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$8,507,009.19

Principal:
Principal Collections	$37,245,527.79
Prepayments in Full	$12,723,363.63
Liquidation Proceeds	$1,708,863.07
Recoveries	$19,209.33

Sub Total	$51,696,963.82

Collections	$60,203,973.01

Purchase Amounts:
Purchase Amounts Related to Principal	$435,207.04
Purchase Amounts Related to Interest	$2,976.42

Sub Total	$438,183.46

Clean Up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$60,642,156.47

Ford Credit Auto Owner Trust 2009-B
Monthly Investor Report

Collection Period	December 2009
Payment Date	1/15/2010
Transaction Month	7
III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$60,642,156.47
Servicing Fee	$1,528,508.14	$1,528,508.14	$0.00	$0.00	$59,113,648.33
Interest — Class A-1 Notes	$47,964.25	$47,964.25	$0.00	$0.00	$59,065,684.08
Interest — Class A-2 Notes	$596,750.00	$596,750.00	$0.00	$0.00	$58,468,934.08
Interest — Class A-3 Notes	$1,736,775.00	$1,736,775.00	$0.00	$0.00	$56,732,159.08
Interest — Class A-4 Notes	$1,077,375.00	$1,077,375.00	$0.00	$0.00	$55,654,784.08
Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,654,784.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$55,654,784.08
Regular Principal Payment	$56,379,793.74	$55,654,784.08	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$60,642,156.47

Principal Payment:
Priority Principal Payment	$0.00
Regular Principal Payment	$55,654,784.08

Total	$55,654,784.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments
		Per $1,000 of		Per $1,000 of	Total Payment
		Original		Original		Per $1,000 of
	Actual	Balance	Actual	Balance	Actual	Original Balance
Class A-1 Notes	$55,654,784.08	$99.38	$47,964.25	$0.09	$55,702,748.33	$99.47
Class A-2 Notes	$0.00	$0.00	$596,750.00	$1.75	$596,750.00	$1.75
Class A-3 Notes	$0.00	$0.00	$1,736,775.00	$2.33	$1,736,775.00	$2.33
Class A-4 Notes	$0.00	$0.00	$1,077,375.00	$3.75	$1,077,375.00	$3.75

Total	$55,654,784.08		$3,458,864.25		$59,113,648.33

Ford Credit Auto Owner Trust 2009-B
Monthly Investor Report

Collection Period	December 2009
Payment Date	1/15/2010
Transaction Month	7
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$56,379,793.74	0.1006782	$725,009.66	0.0012947
Class A-2 Notes	$341,000,000.00	1.0000000	$341,000,000.00	1.0000000
Class A-3 Notes	$747,000,000.00	1.0000000	$747,000,000.00	1.0000000
Class A-4 Notes	$287,300,000.00	1.0000000	$287,300,000.00	1.0000000

Total	$1,431,679,793.74	0.7397715	$1,376,025,009.66	0.7110138

Pool Information
Weighted Average APR		5.588%		5.577%
Weighted Average Remaining Term		51.72		50.91
Number of Receivables Outstanding		97,980		96,549
Pool Balance		$1,834,209,767.88		$1,780,500,609.50
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$1,619,558,884.76		$1,573,413,864.73
Pool Factor		0.7945445		0.7712788
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$23,085,046.69
Targeted Credit Enhancement Amount	$26,707,509.14
Yield Supplement Overcollateralization Amount	$207,086,744.77
Targeted Overcollateralization Amount	$353,312,925.38
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$404,475,599.84
Fixed Overcollateralization	$142,603,718.16
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$23,085,046.69
Reserve Account Deposits Made	0.00
Reserve Account Draw Amount	0.00

Ending Reserve Account Balance	$23,085,046.69
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$23,085,046.69

Ford Credit Auto Owner Trust 2009-B
Monthly Investor Report

Collection Period	December 2009
Payment Date	1/15/2010
Transaction Month	7
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	292	$1,596,147.40
(Recoveries)	55	$19,209.33

Net Losses for Current Collection Period		$1,576,938.07
Cumulative Net Losses Last Collection Period		$4,327,030.33

Cumulative Net Losses for all Collection Periods		$5,903,968.40

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		1.03%
Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	1.54%	1,428	$27,424,605.89

91-120 Days Delinquent	0.04%	32	$756,725.18
Over 120 Days Delinquent	0.05%	41	$946,801.72

Total Delinquent Receivables	1.80%	1,635	$32,006,227.64

Repossesion Inventory:
Repossesed in the Current Collection Period		171	$3,479,648.67
Total Repossesed Inventory		250	$5,439,375.78

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5846%
Preceding Collection Period			0.8670%
Current Collection Period			1.0470%
Three Month Average			0.8329%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1777%
Preceding Collection Period			0.2082%
Current Collection Period			0.2144%
Three Month Average			0.2001%